TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 8 – TRADE PAYABLES AND ACCRUED LIABILITIES

	June 30, 2024	December 31, 2023
Trades payables	$213,007	$157,705
VAT, income and dividend taxes payable	18,177	28,027
Salaries payable	40,293	72,783
	$271,477	$258,515